Shareholder Report, Line Graph (Details) - USD ($)	Mar. 20, 2024	Dec. 20, 2023	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023
C000248559
Account Value [Line Items]
Line Graph and Table Measure Name	Bancreek International Large Cap ETF
Account Value	$ 10,000		$ 10,605	$ 10,264	$ 11,020	$ 11,062	$ 10,620	$ 10,190	$ 10,116	$ 9,692	$ 10,020
C000247101
Account Value [Line Items]
Line Graph and Table Measure Name		Bancreek U.S. Large Cap ETF
Account Value		$ 10,000	13,169	12,363	12,444	12,305	12,123	11,524	11,368	11,072	11,631	$ 11,189	$ 10,360	$ 10,182
MSCI WORLD ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI WORLD ex USA Index
Account Value	$ 10,000		10,308	10,283	10,835	10,717	10,371	10,055	10,225	9,848	10,116
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	$ 13,005	$ 12,284	$ 12,397	$ 12,137	$ 11,850	$ 11,708	$ 11,302	$ 10,768	$ 11,227	$ 10,877	$ 10,325	$ 10,155